Shareholders' Equity - Common Stock Shares (Details) - USD ($)								3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 02, 2022	Sep. 15, 2022	Sep. 09, 2022	Jun. 28, 2021	Jun. 15, 2021	May 11, 2021	Jan. 08, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 06, 2022	Sep. 07, 2022
Class of Stock [Line Items]
Shares Authorized											36,038,535	100,000,000
Par value per share											$ 0.0001	$ 0.0001	$ 0.0001
Shares issued											24,566,386	16,041,464	16,041,464
Share price													$ 0.145
Shares outstanding											24,566,386	16,041,464	16,041,464
Shares outstanding											7,314,578
Series A
Class of Stock [Line Items]
Shares Authorized											30,415,100
Shares issued											20,179,645
Shares outstanding											20,179,645
Private Placement
Class of Stock [Line Items]
Purchase price, per unit										$ 10.00	$ 10.00
CIK0001848000_LAKESHORE ACQUISITION I CORP
Class of Stock [Line Items]
Shares Authorized										500,000,000	500,000,000
Par value per share										$ 0.0001	$ 0.0001
Shares issued	2,380,246						1,437,500			1,628,425	1,628,425
Share price		$ 0.125			$ 0.125									$ 0.125
Issuance of stock									$ 25,000		$ 54,670,000
Shares surrendered						553,314
Common stock shares cancelled				70,750
Total redemption value	$ 24,369,280	$ 26,172,069	$ 26,172,069					$ (52,251,672)			$ (52,251,672)
Public shares redeemed	2,380,246	2,606,117	2,606,117
Shares outstanding	2,109,062									1,628,425	1,628,425			2,860,883
Shares outstanding										2,860,883	5,467,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Sponsor
Class of Stock [Line Items]
Issuance of stock							$ 25,000			$ 25,000	$ 25,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Series A
Class of Stock [Line Items]
Share price							$ 0.017
Issuance of stock							$ 25,000
Shares surrendered						553,314
Maximum shares subject to forfeiture							187,500
CIK0001848000_LAKESHORE ACQUISITION I CORP | Over-allotment option
Class of Stock [Line Items]
Number of units sold				467,000						750,000	750,000
Purchase price, per unit				$ 10.00
Maximum number of days available to underwriters to purchase units										45 days	45 days
Shares outstanding											116,750
CIK0001848000_LAKESHORE ACQUISITION I CORP | IPO
Class of Stock [Line Items]
Number of units sold					5,000,000
Purchase price, per unit					$ 10.00
Shares outstanding										5,467,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Private Placement
Class of Stock [Line Items]
Number of units sold				11,675
Purchase price, per unit				$ 10.00
CIK0001848000_LAKESHORE ACQUISITION I CORP | Private Placement | Sponsor
Class of Stock [Line Items]
Number of units sold					250,000
Purchase price, per unit					$ 10.00